Investments - Narrative, Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments
Fair Value	$ 56.1
Cost or Amortized Cost	52.6
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	2.0	$ 3.7
Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Cost or Amortized Cost	6.9	3.1
Gross Unrealized Gains	$ 0.3	$ 0.3
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Concentration percentage	15.00%	13.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe | Finance Sector
Investments
Concentration percentage	21.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	2.00%	5.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	75.00%	48.00%